Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 2,350,811	$ 2,350,811
Addition	730,000
Ending balance	$ 3,080,811	$ 2,350,811